Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	TPG Pace Holdings Corp.
Entity Central Index Key	0001698991
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false
Entity Tax Identification Number	981350261
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	212
Local Phone Number	405-8458